As filed with the Securities and Exchange Commission on April 27, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland
, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland
, Maine 04101
207-347-2000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2021 – February 28, 2022

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report
February 28, 2022
(Unaudited)
MAI Managed Volatility Fund
Managed By MAI Capital Management, LLC

TABLE OF CONTENTS
IMPORTANT INFORMATION
The views expressed in this report are those of the MAI Managed Volatility Fund (the “Fund”) managers as of February 28,
2022, and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.
An investment in the Fund is subject to risk, including the possible loss of principal amount invested. The Fund may invest in securities issued by smaller and medium-sized companies, which typically involves greater risk than investing in larger, more established companies. Selling call options risk occurs if the Fund is required to sell an underlying security and forego gains if the market price exceeds the exercise price before the expiration date. Selling put options risk occurs if the Fund is required to buy an underlying security and forego gains if the market price is below the exercise price before the expiration date. Option risks include, but are not limited to, the possibility of an imperfect correlation between the movement in the options’ prices and that of the securities/indices hedged (or used for cover), which may render a given hedge unable to achieve its objective;
possible loss of the premium paid for options; and potential inability to benefit from the appreciation of an underlying security above the exercise price. ADRs (American Depositary Receipt) may be subject to international trade, currency, political, regulatory and diplomatic risks. The Fund is also subject to other risks, such as fixed-income securities risk, which are detailed in the Fund’s prospectus. Diversification does not assure a profit or protect against a loss in a declining market.
A put is an option contract giving the owner the right, but not the obligation, to sell a specified amount of an underlying asset at a set price within a specified time. A cash-secured put is a put for which the writer deposits an amount of cash equal to the option’s exercise price. A call is an option contract giving the owner the right (but not the obligation) to buy a specified amount of an underlying security at a specified price within a specified time. A covered call is an options strategy whereby an investor holds a (long) position in an asset and writes (sells) call options on that same asset in an effort to, potentially, generate increased income from the asset. A call option is out-of-the-money if the stock price is below its strike price and a put option is out-of-the-money if the stock price is above its strike price. The spread to strike price is the difference between the current price of the security and the strike price. Strike price is the price at which a specific options contract can be exercised. Beta is a measure of a fund’s sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market, and a portfolio with a beta less than 1 is less volatile than the market. Premium realized through the sale of options is not distributable as quarterly income. Sharpe ratio measures risk-adjusted performance. The greater a portfolio’s sharpe ratio, the better its risk-adjusted performance has been. Standard deviation is a statistical measure of the volatility of the fund’s returns. In general, the higher the standard deviation, the greater the volatility of the return. The CBOE
S&P 500 BuyWrite Index (BXM) tracks the performance of a hypothetical at-the-money buy-write strategy on the S&P 500.
Data is available on the index going back to June 30, 1986. One cannot invest directly in an index.
Schedule of Investments 1
Schedule of Call and Put Options Written 4
Notes to Schedules of Investments and Call and Put Options Written 5
Statement of Assets and Liabilities 7
Statement of Operations 8
Statements of Changes in Net Assets 9
Financial Highlights 10
Notes to Financial Statements 12
Additional Information 19

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 28, 2022

See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 50.1%
Communication Services - 5.3%
1,433 Alphabet, Inc., Class A
(a)
$ 3,870,734
34,293 AT&T, Inc. 812,401
32,172 Comcast Corp., Class A 1,504,363
7,289 Meta Platforms, Inc., Class A
(a)
1,538,198
10,041 The Walt Disney Co.
(a)
1,490,687
17,941 Verizon Communications, Inc. 962,893
10,179,276
Consumer Discretionary - 4.6%
1,118 Amazon.com, Inc.
(a)
3,433,669
2,814 McDonald's Corp. 688,783
10,544 NIKE, Inc., Class B 1,439,783
10,011 The Home Depot, Inc. 3,161,774
8,724,009
Consumer Staples - 3.5%
11,233 Altria Group, Inc. 576,141
5,660 Anheuser-Busch InBev SA/NV, ADR 349,958
1,270 Costco Wholesale Corp. 659,447
5,376 Diageo PLC, ADR 1,073,533
15,152 Mondelez International, Inc., Class A 992,153
9,224 PepsiCo., Inc. 1,510,338
4,882 The Procter & Gamble Co. 761,055
5,755 Walmart, Inc. 777,846
6,700,471
Energy - 1.8%
4,159 Chevron Corp. 598,896
4,761 EOG Resources, Inc. 547,134
7,329 Exxon Mobil Corp. 574,740
48,133 Kinder Morgan, Inc. 837,514
5,807 Marathon Petroleum Corp. 452,191
3,323 Occidental Petroleum Corp. 145,315
8,894 Schlumberger NV 349,001
3,504,791
Financials - 6.0%
52,675 Bank of America Corp. 2,328,235
4,184 Berkshire Hathaway, Inc., Class B
(a)
1,344,947
7,060 Chubb, Ltd. 1,437,698
11,965 Citigroup, Inc. 708,687
12,857 JPMorgan Chase & Co. 1,823,123
14,790 MetLife, Inc. 999,064
12,732 The Charles Schwab Corp. 1,075,345
13,795 U.S. Bancorp 779,969
19,495 Wells Fargo & Co. 1,040,448
11,537,516
Health Care - 7.4%
15,837 Abbott Laboratories 1,910,259
9,442 AbbVie, Inc. 1,395,244
7,031 Amgen, Inc. 1,592,381
11,136 Bristol-Myers Squibb Co. 764,709
9,531 CVS Health Corp. 987,888
9,690 Johnson & Johnson 1,594,683
10,745 Medtronic PLC 1,128,117
6,765 Merck & Co., Inc. 518,064
676 Organon & Co. 25,235
20,839 Pfizer, Inc. 978,183
6,703 UnitedHealth Group, Inc. 3,189,757
2,585 Viatris, Inc. 28,461
14,112,981

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 28, 2022

See Notes to Financial Statements.
Shares Security Description Value
Industrials - 3.8%
5,392 Carrier Global Corp. $ 241,993
9,007 Honeywell International, Inc. 1,709,078
2,696 Otis Worldwide Corp. 211,178
14,637 Raytheon Technologies Corp. 1,503,220
3,529 The Boeing Co.
(a)
724,645
4,919 Union Pacific Corp. 1,209,828
7,679 United Parcel Service, Inc., Class B 1,615,815
7,215,757
Information Technology - 14.9%
12,467 Advanced Micro Devices, Inc.
(a)
1,537,641
40,860 Apple, Inc. 6,746,803
2,387 Broadcom, Inc. 1,402,219
27,517 Cisco Systems, Inc./Delaware 1,534,623
961 Fortinet, Inc.
(a)
331,084
15,389 Intel Corp. 734,055
2,669 Intuit, Inc. 1,266,094
19,736 Microsoft Corp. 5,896,920
1,924 NVIDIA Corp. 469,167
24,562 Oracle Corp. 1,865,975
12,656 QUALCOMM, Inc. 2,176,705
2,444 ServiceNow, Inc.
(a)
1,417,325
14,260 Visa, Inc., Class A 3,081,871
28,460,482
Materials - 0.3%
2,318 Air Products and Chemicals, Inc. 547,743
Real Estate - 1.0%
4,439 American Tower Corp. REIT 1,007,076
25,155 Weyerhaeuser Co. REIT 978,026
1,985,102
Utilities - 1.5%
37,380 NextEra Energy, Inc. 2,925,733
Total Common Stock (Cost $53,373,871) 95,893,861
Principal Security Description Rate Maturity Value
U.S. Government & Agency Obligations - 18.8%
U.S. Treasury Securities - 18.8%
$ 2,000,000 U.S. Treasury Note/Bond 0.13% 06/30/22 1,997,397
5,000,000 U.S. Treasury Note/Bond 0.13  01/31/23 4,957,258
7,500,000 U.S. Treasury Note/Bond 0.13  02/28/23 7,428,884
7,500,000 U.S. Treasury Note/Bond 0.13  03/31/23 7,417,969
2,500,000 U.S. Treasury Note/Bond 0.13  04/30/23 2,469,141
7,500,000 U.S. Treasury Note/Bond 0.13  06/30/23 7,388,965
2,500,000 U.S. Treasury Note/Bond 0.13  09/15/23 2,454,199
2,000,000 U.S. Treasury Note/Bond 0.75  12/31/23 1,975,273
36,089,086
Total U.S. Government & Agency Obligations (Cost $36,106,948) 36,089,086
Shares Security Description
Exercise
Price Exp. Date Value
Warrants - 0.0%
415 Occidental Petroleum Corp.
(a)
(Cost $0) $ 22.00 08/03/27 9,445

MAI Managed Volatility Fund
SCHEDULE OF INVESTMENTS
February 28, 2022

See Notes to Financial Statements.
Shares Security Description Value
Money Market Fund - 24.1%
46,213,341 First American Government Obligations Fund, Class X, 0.03%
(b)
(Cost $46,213,341) $ 46,213,341
Investments, at value - 93.0% (Cost $135,694,160) $ 178,205,733
Total Written Options - (0.9)% (Premiums Received $(1,735,145)) (1,645,055)
Other Assets & Liabilities, Net - 7.9% 14,988,841
Net Assets - 100.0% $ 191,549,519

MAI Managed Volatility Fund
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
February 28, 2022

See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.9)%
Call Options Written - (0.1)%
(20) CBOE S&P 500 INDEX S&P 500 $ 4,775.00 04/22 $ 9,550,000 $ (7,880)
(25) CBOE S&P 500 INDEX S&P 500 4,675.00 04/22 11,687,500 (30,350)
(15) CBOE S&P 500 INDEX S&P 500 4,650.00 04/22 6,975,000 (23,475)
(20) CBOE S&P 500 INDEX S&P 500 4,600.00 04/22 9,200,000 (79,600)
(15) CBOE S&P 500 INDEX S&P 500 4,850.00 05/22 7,275,000 (13,125)
Total Call Options Written (Premiums Received $(318,198)) (154,430)
Put Options Written - (0.8)%
(10) CBOE S&P 500 INDEX S&P 500 4,350.00 03/22 4,350,000 (54,850)
(15) CBOE S&P 500 INDEX S&P 500 4,350.00 03/22 6,525,000 (142,950)
(25) CBOE S&P 500 INDEX S&P 500 4,275.00 03/22 10,687,500 (179,250)
(20) CBOE S&P 500 INDEX S&P 500 4,300.00 03/22 8,600,000 (185,800)
(15) CBOE S&P 500 INDEX S&P 500 4,350.00 04/22 6,525,000 (180,750)
(25) CBOE S&P 500 INDEX S&P 500 4,300.00 04/22 10,750,000 (258,375)
(30) CBOE S&P 500 INDEX S&P 500 4,000.00 04/22 12,000,000 (120,750)
(10) CBOE S&P 500 INDEX S&P 500 3,900.00 04/22 3,900,000 (29,100)
(10) CBOE S&P 500 INDEX S&P 500 4,200.00 04/22 4,200,000 (77,700)
(15) CBOE S&P 500 INDEX S&P 500 4,150.00 04/22 6,225,000 (126,750)
(20) CBOE S&P 500 INDEX S&P 500 4,050.00 04/22 8,100,000 (129,600)
(100) NETLease Corporate Real Estate ETF 26.56 04/22 265,600 (4,750)
Total Put Options Written (Premiums Received $(1,416,947)) (1,490,625)
Total Written Options - (0.9)% (Premiums Received
$(1,735,145)) $ (1,645,055)

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
February 28, 2022

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of February 28, 2022.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of February 28, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 10,179,276 $ – $ – $ 10,179,276
Consumer Discretionary 8,724,009 – – 8,724,009
Consumer Staples 6,700,471 – – 6,700,471
Energy 3,504,791 – – 3,504,791
Financials 11,537,516 – – 11,537,516
Health Care 14,112,981 – – 14,112,981
Industrials 7,215,757 – – 7,215,757
Information Technology 28,460,482 – – 28,460,482
Materials 547,743 – – 547,743
Real Estate 1,985,102 – – 1,985,102
Utilities 2,925,733 – – 2,925,733
U.S. Government & Agency Obligations – 36,089,086 – 36,089,086
Warrants 9,445 – – 9,445
Money Market Fund – 46,213,341 – 46,213,341
Investments at Value $ 95,903,306 $ 82,302,427 $ – $ 178,205,733
Total Assets $ 95,903,306 $ 82,302,427 $ – $ 178,205,733
Liabilities
Other Financial Instruments*
Written Options (115,930) (1,529,125) – (1,645,055)
Total Liabilities $ (115,930) $ (1,529,125) $ – $ (1,645,055)
*
Other Financial Instruments are derivative instruments reflected in separate schedules such as written options, which appear in the Schedule of Call and Put Options Written and are valued at their market value at period end.

MAI Managed Volatility Fund
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
February 28, 2022

See Notes to Financial Statements.
 ** Used to meet the collateral requirements of a tri-party agreement between the prime broker, custodian and the Fund
PORTFOLIO HOLDINGS
% of Total Net Assets
Common Stock 50.1%
U.S. Government & Agency Obligations 18.8%
Warrants 0.0%
Money Market Fund** 24.1%
Written Options (0.9)%
Other Assets & Liabilities, Net 7.9%
100.0%
PORTFOLIO HOLDINGS
% of Common Stock
Communication Services 10.6%
Consumer Discretionary 9.1%
Consumer Staples 7.0%
Energy 3.7%
Financials 12.0%
Health Care 14.7%
Industrials 7.5%
Information Technology 29.7%
Materials 0.6%
Real Estate 2.1%
Utilities 3.0%
100.0%

MAI Managed Volatility Fund
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2022

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $135,694,160) $ 178,205,733
Cash 88,452
Deposits with broker 14,565,481
Receivables:
Fund shares sold 426,566
Dividends and interest 160,695
Trustees' fees and expenses 589
Prepaid expenses 18,976
Total Assets
193,466,492
LIABILITIES
Call options written, at value (Premiums received $318,198) 154,430
Put options written, at value (Premiums received $1,416,947) 1,490,625
Payables:
Fund shares redeemed 122,258
Accrued Liabilities:
Investment adviser fees 98,473
Fund services fees 22,794
Other expenses 28,393
Total Liabilities
1,916,973
NET ASSETS
$ 191,549,519
COMPONENTS OF NET ASSETS
Paid-in capital $ 153,791,224
Distributable earnings 37,758,295
NET ASSETS
$ 191,549,519
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares 13,681,501
Investor Shares 29,804
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $191,119,799) $ 13.97
Investor Shares (based on net assets of $429,720) $ 14.42

MAI Managed Volatility Fund
STATEMENT OF OPERATIONS
SIX MONTHS ENDED fEBRUARY 28, 2022

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income $ 898,833
Interest income 14,904
Total Investment Income
913,737
EXPENSES
Investment adviser fees 697,529
Fund services fees 129,491
Transfer agent fees:
Institutional Shares 4,960
Investor Shares 1,496
Non 12b-1 shareholder servicing fees:
Institutional Shares 76,007
Investor Shares 241
Distribution fees:
Investor Shares 484
Custodian fees 9,573
Registration fees:
Institutional Shares 9,795
Investor Shares 10,803
Professional fees 23,786
Trustees' fees and expenses 3,069
Interest expense 28,431
Other expenses 31,937
Total Expenses 1,027,602
Expenses reimbursed
(77,954)
Net Expenses
949,648
NET INVESTMENT LOSS
(35,911)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
1,667,535
Written options
2,613,857
Net realized gain
4,281,392
Net change in unrealized appreciation (depreciation) on:
Investments
(3,025,325)
Written options
588,131
Net change in unrealized appreciation (depreciation)
(2,437,194)
NET REALIZED AND UNREALIZED GAIN
1,844,198
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,808,287

MAI Managed Volatility Fund
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
February 28,
2022
For the Year
Ended
August 31,
2021
OPERATIONS
Net investment income (loss) $ (35,911) $ 38,092
Net realized gain 4,281,392 546,617
Net change in unrealized appreciation (depreciation) (2,437,194) 22,315,462
Increase in Net Assets Resulting from Operations
1,808,287 22,900,171
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares – (68,916)
Total Distributions Paid
– (68,916)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 29,242,678 25,962,476
Investor Shares 356,054 213,299
Reinvestment of distributions:
Institutional Shares – 68,529
Redemption of shares:
Institutional Shares
(15,617,730) (29,296,847)
Investor Shares
(349,869) (147,934)
Increase (Decrease) in Net Assets from Capital Share Transactions
13,631,133 (3,200,477)
Increase in Net Assets
15,439,420 19,630,778
NET ASSETS
Beginning of Period
176,110,099 156,479,321
End of Period
$ 191,549,519 $ 176,110,099
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 2,077,681 1,966,231
Investor Shares 24,359 15,393
Reinvestment of distributions:
Institutional Shares – 5,507
Redemption of shares:
Institutional Shares
(1,106,001) (2,263,196)
Investor Shares
(24,276) (10,969)
Increase (Decrease) in Shares
971,763 (287,034)

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
February
28, 2022
For the Years Ended August 31,
2021 2020 2019 2018 2017
INSTITUTIONAL CLASS
NET ASSET VALUE,
Beginning of Period
$ 13.82 $ 12.01 $ 11.90 $ 11.87 $ 11.15 $ 10.57
INVESTMENT
OPERATIONS
Net investment
income (a) 0.00(b) 0.00(b) 0.09 0.16 0.10 0.06
Net realized and
unrealized gain
0.15 1.82 0.19 0.21 0.89 0.59
Total from Investment
Operations
0.15 1.82 0.28 0.37 0.99 0.65
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment
income – (0.01) (0.11) (0.14) (0.08) (0.04)
Net realized gain
– – (0.06) (0.20) (0.19) (0.03)
Total Distributions to
Shareholders
– (0.01) (0.17) (0.34) (0.27) (0.07)
NET ASSET VALUE, End
of Period
$ 13.97 $ 13.82 $ 12.01 $ 11.90 $ 11.87 $ 11.15
TOTAL RETURN
1.09%(c) 15.12% 2.42% 3.33% 9.02% 6.20%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 191,120 $ 175,686 $ 156,165 $ 144,705 $ 127,214 $ 117,287
Ratios to Average Net
Assets:
Net investment
income (loss) (0.04)%(d) 0.02% 0.73% 1.38% 0.85% 0.59%
Net expenses 1.02%(d) 1.03% 1.00% 0.99% 0.99% 0.99%
Interest expense 0.03%(d) 0.04% 0.01% –% –% –%
Net expenses without
interest expense 0.99%(d) 0.99% 0.99% 0.99% 0.99% 0.99%
Gross expenses (e) 1.09%(d) 1.12% 1.12% 1.10% 1.13% 1.14%
PORTFOLIO TURNOVER
RATE 9%(c) 0% 22% 1% 21% 60%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months
Ended
February 28,
2022
For the Years Ended August 31,
2021 2020 2019 2018 2017
INVESTOR CLASS
NET ASSET VALUE,
Beginning of Period
$ 14.28 $ 12.44 $ 12.24 $ 12.11 $ 11.31 $ 10.71
INVESTMENT
OPERATIONS
Net investment
income (loss) (a) (0.02) (0.03) 0.06 0.13 0.07 0.04
Net realized and
unrealized gain
0.16 1.87 0.21 0.22 0.92 0.59
Total from Investment
Operations
0.14 1.84 0.27 0.35 0.99 0.63
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment
income – – (0.01) (0.02) – –
Net realized gain
– – (0.06) (0.20) (0.19) (0.03)
Total Distributions to
Shareholders
– – (0.07) (0.22) (0.19) (0.03)
NET ASSET VALUE, End
of Period
$ 14.42 $ 14.28 $ 12.44 $ 12.24 $ 12.11 $ 11.31
TOTAL RETURN
0.98%(b) 14.79% 2.22% 2.98% 8.81% 5.89%
RATIOS/
SUPPLEMENTARY DATA
Net Assets at End of
Period (000s omitted) $ 430 $ 425 $ 315 $ 454 $ 486 $ 635
Ratios to Average Net
Assets:
Net investment
income (loss) (0.28)%(c) (0.23)% 0.48% 1.12% 0.57% 0.33%
Net expenses 1.27%(c) 1.28% 1.25% 1.24% 1.24% 1.24%
Interest expense 0.03%(c) 0.04% 0.01% –% –% –%
Net expenses without
interest expense 1.24%(c) 1.24% 1.24% 1.24% 1.24% 1.24%
Gross expenses (d) 8.45%(c) 8.12% 6.78% 5.56% 5.53% 4.62%
PORTFOLIO TURNOVER
RATE 9%(b) 0% 22% 1% 21% 60%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2022
Note 1. Organization
The MAI Managed Volatility Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust
Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Class and
Investor Class. Institutional Class and Investor Class commenced operations on September 23, 2010, and December 2, 2010, respectively. The Fund’s investment objective is income and long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services –
Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Short-term investments that mature in sixty days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of
Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 3, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in the Fund’s registration statement, performs certain functions as they relate to the administration and oversight of the Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation
Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2022
valuation could result in a different Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various
“inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of February 28, 2022, for the Fund’s investments is included in the Fund’s Notes to Schedules of Investments and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment
transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method.
Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.
The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written options are non-income producing securities.
The values of each individual written option outstanding as of February 28, 2022, are disclosed in the
Fund’s Schedule of Call and Put Options Written.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least quarterly. Distributions to shareholders of net capital gains, if any, are

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2022
declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended
(“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.
The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of February 28, 2022, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – MAI Capital Management, LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The
Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates. The
Trust has adopted a Rule 12b-1 plan under which the Fund pays the Distributor a fee up to 0.25%
of the average daily net assets of the Investor Class for distribution services and/or the servicing of shareholder accounts. Because the Investor Class pays distribution fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial intermediaries that provide distribution and shareholder services with respect to Investor Class shares. In addition to paying fees under the Rule 12b-1 plan, the Fund may pay service fees to financial intermediaries for administration, recordkeeping and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. If the Fund pays

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2022
shareholder service fees on an ongoing basis, over time these fees will increase the cost of your investment.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial
Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Through the calendar year ended December 31, 2021, each Independent
Trustee’s annual retainer was $31,000 ($41,000 for the Chairman). Effective January 1, 2022,
each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total
Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, acquired fund fees and expenses, dividends on short sales, brokerage costs, and extraordinary expenses ) to 0.99% and 1.24%, of the Institutional Class and Investor Class, respectively , through
January 1, 2024. The contractual waivers may be changed or eliminated at any time with consent of the Board. During the period ended February 28, 2022, expenses reimbursed were $ 77, 954 .
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement of a class (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of February 28, 2022, $531,321 is subject to recapture by the
Adviser .
Note 5. Security Transactions
Investment transactions for the period ended February 28, 2022, excluding U.S. Government and
Agency securities and short-term investments, were as follows:
Investment transactions in U.S. Government and Agency securities for the period ended February 28,
2022, were as follows:
Non-U.S. Government Obligations
Purchases Sales
$ – $ 2,300,719
U.S. Government Obligations
Purchases Sales
$ 29,142,275 $ 7,500,000

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2022
Note 6. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options for the period ended February 28, 2022, for any derivative type that was held during the year is as follows:
The Fund’s use of derivatives during the period ended February 28, 2022 , was limited to purchased and written options.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of
February 28, 2022 :
Realized and unrealized gains and losses on derivatives contracts during the period ended February
28, 2022 by the Fund are recorded in the following locations on the Statement of Operations:
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at February 28, 2022 . These amounts may be collateralized by cash or financial instruments.
Written Options $ (12,122,539)
Location: Equity Risk
Liability derivatives:
Call options written $ (154,430)
Put options written (1,490,625)
Total liability derivatives $ (1,645,055)
Location:
Equity
Contracts
Net realized gain (loss) on:
Investments $ (46,321)
Written options 2,613,857
Total net realized gain (loss) $ 2,567,536
Net change in unrealized
appreciation (depreciation)
on:
Investments $ 132,374
Written options 588,131
Total net change in
unrealized appreciation
(depreciation) $ 720,505

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2022
Note 7. Federal Income Tax
As of February 28, 2022, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of August 31, 2021, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to temporary book/tax differences related to wash sales, straddles, index options and equity return of capital.
For tax purposes, the prior year late year ordinary loss was $30,179 (realized during the period
January 1, 2021 through August 31, 2021). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, September 1, 2021.
As of August 31, 2021, the Fund had $2,955,206 in short-term capital loss carryforwards and
$4,871,008 in long-term capital loss carryforwards to reduce the Fund’s taxable income arising from future net realized gains on investments. The capital loss carryforwards have no expiration date.
Note 8. Underlying Investments in Other Pooled Investment Vehicles
The performance of the Fund may be directly affected by the performance of the First American
Government Obligations Fund, Class X Shares. As of February 28, 2022, the percentage of net assets invested in the First American Government Obligations Fund, Class X Shares was 24.1%. The latest financial statements for the First American Government Obligations Fund, Class X Shares can be
found at www.sec.gov.
Note 9. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Liabilities:
Over-the-counter derivatives** $ (1,645,055) $ 1,645,055 $ – $ –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the
Statement of Assets and Liabilities
** Over-the-counter derivatives may consist of written options contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Schedule of Call and Put Options Written.
Gross Unrealized Appreciation $ 44,846,098
Gross Unrealized Depreciation (2,244,435)
Net Unrealized Appreciation $ 42,601,663
Capital and Other Losses
$ (7,856,393)
Unrealized Appreciation
43,806,401
Total
$ 35,950,008

MAI Managed Volatility Fund
NOTES TO FINANCIAL STATEMENTS
February 28, 2022
Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 28, 2022
Investment Advisory Agreement Approval
At a meeting held on September 9, 2021, the Board of Forum Funds (the “Trust”), including the trustees who are not parties to the agreement or interested persons of any such party (other than as trustees of the Trust) (the “Independent Trustees”), considered the approval of an interim investment advisory agreement and a new investment advisory agreement (each, a “New Agreement”) between the Adviser and the Trust, on behalf of the Fund. Each New Agreement was being considered in connection with the termination of the investment advisory agreement between the Adviser and the
Trust, on behalf of the Fund, dated August 31, 2010 (the “Original Agreement”) due to a transfer of a controlling interest in the voting securities of the Adviser resulting from a strategic business transaction (the “Transaction”).
In preparation for its deliberations in considering the New Agreements, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the Adviser’s personnel, operations, financial condition, historic performance as employees of the Adviser, and services to be provided to the Fund by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator, Apex.
During its deliberations, the Board received an oral presentation from senior representatives of the
Adviser and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services expected to be provided to the Fund by the Adviser under the New Agreements, including information on the investment performance of the Fund; (2) the anticipated costs of the services to be provided and projected profitability of the Adviser and its affiliates from the relationship with the
Fund, including the contractual expense limitation arrangement for the Fund; (3) the advisory fees to be paid to the Adviser and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee structure enables investors to share in the benefits of economies of scale; and (5)
other benefits expected to be received by the Adviser and its affiliates from their relationship with the
Fund. In particular, the Board focused on the following factors and made the following conclusions in considering the approval of the New Agreements:
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the
Board considered the quality of services to be provided by the Adviser under the New Agreements. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser who, under the Original
Agreement had, and under each New Agreement would continue to have, principal responsibility for the Fund. The Board also considered the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the Transaction is expected to advance the firm’s strategic growth initiatives, that the firm’s stable financial condition would not be impaired as a result of the Transaction, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-quality investment advisory services to the Fund. The Board also noted the Adviser’s representation that certain key employees at the Adviser, including those responsible for the overall direction and day-to-day management of the firm, had contractually agreed to remain employees of the Adviser for varying periods following the Transaction. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval of the New

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 28, 2022
Agreements, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the New Agreements.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the
Board reviewed the performance of the Fund compared to its benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the primary benchmark index for the Fund, for the one-, three-, five-, and 10-year periods ended June 30, 2021, and for the period since the
Fund’s inception on September 23, 2010. The Board noted the Adviser’s representation that there were limitations inherent in a direct comparison of the Fund’s performance to that of a broad-based securities market index, and that, in contrast to the index, the Fund’s unique investment strategy resulted in less net equity exposure, a more concentrated portfolio of investments, and a divergence in sector weightings. The Board noted the Adviser’s representation that the Fund focused on large capitalization, total return-oriented stocks and a target equity weighting of only 45% to 55% of the
Fund’s total assets, which would limit the Fund’s ability to fully participate in sharply rising stock markets, such as the market environment experienced over the last several years.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. as having characteristics similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund underperformed the median of its peer group
(the “Peers”) for the one- and three-year periods ended June 30, 2021 and outperformed the median of the Peers for the five- and ten-year periods ended June 30, 2021. The Board noted that the Adviser seeks to achieve the Fund’s investment objective of income and long-term capital appreciation in part through strong relative performance in down markets by generating option and dividend income, which is designed to mitigate loss of principal and may result in performance deviations relative to the S&P 500 Index and the Peers.
Noting the Adviser’s representation that its unique approach to managing the Fund made it difficult to identify an appropriate peer group of funds and benchmark index, at the Adviser’s request, the Board also reviewed the performance of the Fund compared to the Morningstar Options-Trading Category and the CBOE S&P 500 BuyWrite Index (“Relevant Benchmarks”), each of which the Adviser believed to be more relevant to the Fund’s investment strategy than the S&P 500 Index or the Peers. The Board observed, generally, that the performance of the Fund more closely resembled that of the Relevant
Benchmarks than the performance of the S&P 500 Index or the Peers and, specifically, that the Fund
(i) outperformed the Morningstar Options-Trading Category for the one- and five-year periods ended
June 30, 2021, and had the same performance as the Morningstar Options-Trading Category for the
three-year period ended June 30, 2021, and (ii) underperformed the CBOE S&P 500 BuyWrite Index for the one-year period ended June 30, 2021, and outperformed the CBOE S&P 500 BuyWrite Index for the three- and five-year periods ended June 30, 2021.
Based on the foregoing and other applicable considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund under the New
Agreements.
Compensation
The Board evaluated the Adviser’s proposed compensation under the New Agreements for providing advisory services to the Fund and analyzed comparative information on actual advisory fee rates and actual total expense ratios of the Peers. The Board observed that the Adviser’s actual advisory fee rate and the actual total expense ratio for the Fund were each lower than the median of its Peers.
The Board also recognized that the advisory fee rate under each New Agreement was identical to the advisory fee rate under the Original Agreement, and that the Adviser had contractually agreed and

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 28, 2022
would continue to contractually agree to waive its fees or reimburse Fund expenses to the extent necessary to keep the total expenses of the Fund at or below their current level for at least two years following the Transaction. Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rate to be charged to the Fund under the New Agreements was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of its mutual fund operations. The Board noted the Adviser’s representation that it did not maintain separately identifiable profit and loss information for the Fund. Based on applicable considerations, however, including financial statements from the Adviser indicating its profitability and expenses from overall mutual fund operations and the Adviser’s representation that the Fund required significantly more attention and resources than the other accounts managed by the Adviser, the Board concluded that the Adviser’s anticipated costs of services and anticipated profits attributable to management of the
Fund under the New Agreements would be reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio, giving effect to the contractual expense cap. The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s relatively low asset level, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that any existing economies of scale were addressed in the Fund’s expense cap structure and that the information presented was consistent with the approval of the New Agreements at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser and its affiliates from the Adviser’s relationship with the Fund were not a material factor to consider in approving the New Agreements.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the New Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the
New Agreements, was fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the Board considered relevant.
Shareholder Proxy Vote
At a special meeting of shareholders, held on December 3, 2021, shares were voted as follows on the proposals presented to shareholders:

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 28, 2022
Liquidity Risk Management Program
The Fund have adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of the Trust’s Valuation Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is
responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2020 through June 30, 2021 in order to prepare a written report to the
Board for review at its meeting held on September 9, 2021.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum”
for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (877) 414-7884 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June
30 is available, without charge and upon request, by calling (877) 414-7884 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Matter For Against Abstain
To approve an Investment Advisory
Agreement between the Trust, on
behalf of MAI Managed Volatility Fund,
and the Adviser.
6,370,600 (85.77%) 37,193 (0.50%) 1,020,079 (13.73%)

MAI Managed Volatility Fund
ADDITIONAL INFORMATION
February 28, 2022
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees, distribution (12b-
1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2021 through February 28, 2022.
Actual Expenses – The first line under each share class of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During
Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
September 1,
2021
Ending
Account Value
February 28, 2022
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Institutional Shares
Actual $ 1,000.00 $ 1,010.86 $ 4.94 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.89 $ 4.96 0.99%
Investor Shares
Actual $ 1,000.00 $ 1,009.80 $ 6.18 1.24%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.65 $ 6.21 1.24%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

MAI Managed Volatility Fund
Investor Class
(DIVPX)
Institutional Class
(MAIPX)
INVESTMENT ADVISER
MAI Capital Management, LLC
1360 E. Ninth Street, Suite 1100
Cleveland, OH 44114
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Fund. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Fund’s risks,
objectives, fees and expenses, experience of its
management and other information.
244-SAR-0222

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)
Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	April 26, 2022

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	April 26, 2022